United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Adviser Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2018

Date of Reporting Period: Quarter ended 07/31/2018

Item 1.	Schedule of Investments

Federated MDT Large Cap Value Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Consumer Discretionary—6.7%
138,324		Abercrombie & Fitch Co., Class A	$3,276,895
54,084	[1]	Big Lots, Inc.	2,348,868
336,798		D.R. Horton, Inc.	14,718,073
122,594	[1]	Dillard's Inc., Class A	9,840,620
52,089	[2]	DISH Network Corp., Class A	1,643,929
760,685		Ford Motor Co.	7,637,277
129,695		Kohl's Corp.	9,580,570
187,251		Newell Brands, Inc.	4,904,104
155,060		Royal Caribbean Cruises Ltd.	17,484,566
116,115		Target Corp.	9,368,158
172,597		Toll Brothers, Inc.	6,085,770
		TOTAL	86,888,830
		Consumer Staples—6.9%
190,768		Colgate-Palmolive Co.	12,783,364
158,574		JM Smucker Co.	17,620,743
101,927	[2]	Post Holdings, Inc.	8,822,801
394,987		Procter & Gamble Co.	31,946,548
275,079		Walgreens Boots Alliance, Inc.	18,600,842
		TOTAL	89,774,298
		Energy—11.6%
273,058		Chevron Corp.	34,479,034
365,723		ConocoPhillips	26,394,229
65,865		EOG Resources, Inc.	8,492,633
415,088		Exxon Mobil Corp.	33,833,823
88,552		HollyFrontier Corp.	6,604,208
85,221		Murphy Oil Corp.	2,834,450
1,105,570	[2]	Noble Corp. PLC	6,456,529
220,299		Occidental Petroleum Corp.	18,489,695
26,980		Phillips 66	3,327,713
192,626	[2]	Rowan Companies PLC, Class A	2,789,224
60,713		Valero Energy Corp.	7,185,384
		TOTAL	150,886,922
		Financials—24.3%
88,649		Aflac, Inc.	4,125,725
237,136		Allstate Corp.	22,556,376
24,970		American Financial Group, Inc.	2,813,869
161,295	[2]	Arch Capital Group Ltd.	4,929,175
145,064		Assured Guaranty Ltd.	5,645,891
65,344	[2]	Athene Holding Ltd.	2,997,329
935,062		Bank of America Corp.	28,874,715
42,670		Citizens Financial Group, Inc.	1,697,413
116,392		Comerica, Inc.	11,283,041
133,230	[2]	E*TRADE Financial Corp.	7,968,486
24,402		Everest Re Group Ltd.	5,328,177
793,693		Fifth Third Bancorp	23,485,376
551,187		First Horizon National Corp.	9,860,735
331,962		JPMorgan Chase & Co.	38,159,032

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
255,705		KeyCorp	$5,336,563
29,772		M & T Bank Corp.	5,160,976
273,264		Navient Corp.	3,609,818
224,928		Northern Trust Corp.	24,566,636
148,086		Popular, Inc.	7,349,508
62,096		Principal Financial Group, Inc.	3,606,536
331,686		Prudential Financial, Inc.	33,470,434
191,117		State Street Corp.	16,877,542
145,762		SunTrust Banks, Inc.	10,505,067
261,877		The Travelers Cos., Inc.	34,080,673
		TOTAL	314,289,093
		Health Care—14.8%
18,539		Anthem, Inc.	4,690,367
443,335		Baxter International, Inc.	32,119,621
25,295	[2]	Bio-Rad Laboratories, Inc., Class A	7,756,712
165,067		Bristol-Myers Squibb Co.	9,697,686
13,143	[2]	Centene Corp.	1,712,927
539,119	[1,2]	Community Health Systems, Inc.	1,800,657
199,971		Eli Lilly & Co.	19,759,135
52,258		HCA Holdings, Inc.	6,492,011
267,326		Johnson & Johnson	35,426,042
406,511		Merck & Co., Inc.	26,776,880
879,510		Pfizer, Inc.	35,118,834
97,976		Quest Diagnostics, Inc.	10,553,975
		TOTAL	191,904,847
		Industrials—9.1%
108,853		AGCO Corp.	6,859,916
90,508		CSX Corp.	6,397,105
106,232		Cummins, Inc.	15,170,992
42,491		Honeywell International, Inc.	6,783,688
23,644		Ingersoll-Rand Plc, Class A	2,329,170
117,520	[2]	Jet Blue Airways Corp.	2,115,360
81,512		Kennametal, Inc.	3,175,707
15,062		Old Dominion Freight Lines, Inc.	2,211,102
52,144		Owens Corning, Inc.	3,244,400
525,973		PACCAR, Inc.	34,566,946
45,117		Republic Services, Inc.	3,270,080
25,792		Roper Technologies, Inc.	7,786,605
247,581	[2]	SPX Corp.	9,185,255
80,821		Stanley Black & Decker Inc.	12,080,315
39,270	[2]	WESCO International, Inc.	2,395,470
		TOTAL	117,572,111
		IT Services—10.1%
116,438	[2]	Akamai Technologies, Inc.	8,763,124
38,948		Analog Devices, Inc.	3,744,461
247,582	[2]	eBay, Inc.	8,281,618
792,601		HP, Inc.	18,293,231
590,405		Intel Corp.	28,398,481
530,601		Juniper Networks, Inc.	13,976,030
141,350		NetApp, Inc.	10,957,452
219,419	[2]	Synopsys, Inc.	19,622,641

Shares			Value
		COMMON STOCKS—continued
		IT Services—continued
367,491		Vishay Intertechnology, Inc.	$9,187,275
133,214		Western Digital Corp.	9,344,962
		TOTAL	130,569,275
		Materials—4.1%
143,185		Domtar, Corp.	6,904,381
52,283		DowDuPont, Inc.	3,595,502
30,681		Eastman Chemical Co.	3,179,165
178,317		Ecolab, Inc.	25,089,202
389,239		Newmont Mining Corp.	14,277,286
		TOTAL	53,045,536
		Telecommunication Services—3.8%
737,728		AT&T, Inc.	23,585,164
417,965	[2]	T-Mobile US, Inc.	25,077,900
		TOTAL	48,663,064
		Utilities—6.5%
206,717		AES Corp.	2,761,739
409,690		Entergy Corp.	33,299,603
538,807		NiSource, Inc.	14,105,967
572,893		PG&E Corp.	24,680,231
113,771		Pinnacle West Capital Corp.	9,150,602
		TOTAL	83,998,142
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,139,129,194)	1,267,592,118
		INVESTMENT COMPANIES—2.5%
5,989,775		Federated Government Obligations Fund, Premier Shares, 1.80%[3]	5,989,775
25,766,605		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[3]	25,771,572
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $31,755,215)	31,761,347
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $1,170,884,409)	1,299,353,465
		OTHER ASSETS AND LIABILITIES—NET—(0.4)%[4]	(4,575,042)
		TOTAL NET ASSETS—100%	$1,294,778,423
Affiliated fund holdings are investment companies, which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	—	13,853,250	13,853,250
Purchases/Additions	64,299,775	174,065,339	238,365,114
Sales/Reductions	(58,310,000)	(162,151,984)	(220,461,984)
Balance of Shares Held 7/31/2018	5,989,775	25,766,605	31,756,380
Value	$5,989,775	$25,771,572	$31,761,347
Change in Unrealized Appreciation/Depreciation	N/A	$5,576	$5,576
Net Realized Gain/(Loss)	N/A	$(2,622)	$(2,622)
Dividend Income	$48,112	$311,330	$359,442
*	All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Market Value of Collateral
$6,625,474	$6,919,775
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018